Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet Data
Condensed Balance Sheet Data

	At December 31,	At December 31,
	2013	2012
Assets:
Cash	$3,880,433	$4,098,035
Investment Securities, Available For Sale	101,250	75,225
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	85,115,889	89,532,985
Accounts Receivable And Other Assets	20,167	13,766
Total Assets	$89,272,739	$93,875,011
Liabilities And Shareholders’ Equity:
Accounts Payable And Other Liabilities	$44,959	$44,827
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Shareholders’ Equity	77,988,780	82,591,184
Total Liabilities And Shareholders’ Equity	$89,272,739	$93,875,011

Condensed Statements of Income Data
Condensed Statements of Income Data

	For the Year Ended December 31,	For the Nine Months Ended December 31,	For the Year Ended March 31,
	2013	2012	2012
Income:
Equity In Earnings Of Security Federal Bank	$2,558,986	$2,229,630	$2,095,707
Dividend Income From Security Federal Bank	1,600,000	—	—
Interest Income	—	22,941	78,667
Miscellaneous Income	15,771	—	34,338
Total Income	4,174,757	2,252,571	2,208,712
Expenses:
Interest Expense	589,988	449,049	653,727
Mandatorily Redeemable Financial Instrument Valuation Income	—	—	(50,000)
Other Expenses	18,223	16,814	24,329
Total Expenses	608,211	465,863	628,056
Income Before Income Taxes	3,566,546	1,786,708	1,580,656
Income Tax Benefit	(224,616)	(168,241)	(214,719)
Net Income	3,791,162	1,954,949	1,795,375
Preferred Stock Dividends	440,000	330,000	440,000
Net Income Available to Common Shareholders	$3,351,162	$1,624,949	$1,355,375

Condensed Statements of Cash Flow Data
Condensed Statements of Cash Flow Data

	For the Year Ended December 31,	For the Nine Months Ended December 31,	For the Year Ended March 31,
	2013	2012	2012
Operating Activities:
Net Income	$3,791,162	$1,954,949	$1,795,375
Adjustments To Reconcile Net Income To Net Cash Used In Operating Activities:
Equity In Earnings Of Security Federal Bank	(2,558,986)	(2,229,630)	(2,095,707)
Stock Compensation Expense	(2,580)	4,472	33,123
Mandatorily Redeemable Financial Instrument Valuation Income	—	—	(50,000)
(Increase) Decrease In Accounts Receivable And Other Assets	(15,248)	56,203	(32,154)
Increase (Decrease) In Accounts Payable	132	(122,707)	(5,633)
Net Cash Provided (Used) In Operating Activities	1,214,480	(336,713)	(354,996)
Investing Activities:
Decrease In Loans Receivable	—	—	1,786,294
Net Cash Provided By Investing Activities	—	—	1,786,294
Financing Activities:
Repayment Of Warrant Issued In Conjunction With Preferred Stock	(50,000)	—	—
Dividends Paid To Shareholders-Preferred Stock	(440,000)	(330,000)	(440,000)
Dividends Paid To Shareholders-Common Stock	(942,082)	(706,560)	(942,027)
Net Cash Used In Financing Activities	(1,432,082)	(1,036,560)	(1,382,027)
Net Increase (Decrease) In Cash	(217,602)	(1,373,273)	49,271
Cash At Beginning Of Period	4,098,035	5,471,308	5,422,037
Cash At End Of Period	$3,880,433	$4,098,035	$5,471,308